Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 79.6%(a)
	Commercial Services, Finance - 10.0%
99,880	PayPal Holdings, Inc. *	$23,391,896
	Computer Services - 7.0%
62,760	Accenture PLC, Cl A	16,393,539
	Distribution/Wholesale - 3.8%
184,400	Fastenal Co.	9,004,252
	Finance, Credit Card - 4.7%
50,000	Visa Inc.	10,936,500
	Finance, Investment Banker/Broker - 6.5%
289,180	The Charles Schwab Corp.	15,338,107
	Internet Content-Entertainment - 4.6%
40,000	Facebook, Inc. *	10,926,400
	Investment Management/Advisory Services - 5.9%
91,560	T. Rowe Price Group Inc.	13,861,268
	Medical, Health Maintenance Organization - 7.2%
48,470	UnitedHealth Group Inc.	16,997,460
	Retail, Building Products - 5.4%
47,530	The Home Depot, Inc.	12,624,919
	Retail, Discount - 5.3%
33,110	Costco Wholesale Corp.	12,475,186
	Super-Regional Banks - United States - 5.8%
91,220	PNC Financial Services Group, Inc.	13,591,780
	Web Portals/Internet Service Providers - 13.4%
9,000	Alphabet, Inc., Cl A *	15,773,760
9,000	Alphabet, Inc., Cl C *	15,766,920
		31,540,680
	Total common stocks (cost $60,216,753)	187,081,987

SHORT-TERM INVESTMENTS - 20.6% (a)
	Money Market Fund - 3.3%
7,791,804	First American Treasury Obligations, Cl X, 0.040%^	7,791,804
	Total money market fund (cost $7,791,804)
	U.S. Treasury Securities - 17.3%
$20,700,000	U.S. Treasury Bills, 0.033%, due 01/14/21†	20,699,741
20,000,000	U.S. Treasury Bills, 0.067%, due 03/04/21†	19,997,706
	Total U.S. treasury securities (cost $40,697,126)	40,697,447
	Total short-term investments (cost $48,488,930)	48,489,251
	Total investments - 100.2% (cost $108,705,683)	235,571,238
	Other liabilities, less assets - (0.2%) (a)	(482,544)
	TOTAL NET ASSETS - 100.0%	$235,088,694

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security
^	The rate quoted is the annualized 7-day yield as of December 31, 2020.
†	The rate shown is the effective yield as of December 31, 2020.
PLC	- Public Limited Company

	Provident Trust Strategy Fund

	Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

		Investments
Valuation Inputs		in Securities
Assets:
Level 1 - Common Stocks		$187,081,987
Money Market Fund		7,791,804
Total Level 1		194,873,791
Level 2 - U.S. Treasury Securities		40,697,447
Level 3 -		---
Total		$235,571,238

See the Schedule of Investments for investments detailed by industry classifications.